One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 Telephone: 513-794-6100 February 14, 2014

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	Ohio National Fund, Inc. (1940 Act File No. 811-3015)

Post-Effective Amendment No. 65 to File No. 2-67464

Ladies and Gentlemen:

Attached hereto is post-effective amendment 65 to File number 2-67464. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This amendment is being filed to register a new portfolio of the Fund, the Risk Managed Balanced Portfolio. The prospectus included in the 485(a) includes the description of the new portfolio and the combined portion of the statutory prospectus that reflects all the Fund’s portfolios. The Statement of Additional Information included in the 485(a) covers all the portfolios of the Fund. Prior to May 1, 2014, the Registrant will file pursuant to Rule 485(b) an updated prospectus and Statement of Additional Information that includes updated financial and other information for all portfolios of the Fund.

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante Kimberly A. Plante Senior Associate Counsel